RELATED PARTY TRANSACTIONS - Principal and revenue agreements (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Mar. 31, 2021 agreement	Dec. 31, 2021 USD ($) $ / MWh $ / MWh facility GWh	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Management service fee payments			$ 288,000	$ 212,000	$ 108,000
Management service costs			0	(23,000)	(27,000)
Energy marketing fees			$ 8,000	4,000	20,000
Number of long-term power purchase agreements amended | agreement		2
Number of facilities, all energy purchased | facility			2
Management service fee			$ 288,000	$ 235,000	$ 135,000
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			10 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly			$ 5,000
Capitalization for management fees			27,000,000
Initial capitalization for management fees			8,000,000
Management fee fixed component			23,000
Energy marketing fees			$ 18,000
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh			100
Average price adjustment fixed rate percent			3.00%
Option to extend a fixed price commitment, per MWh | $ / MWh			60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh			127
Average price adjustment fixed rate percent			3.00%
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			75
Annual increment as % of CPI			40.00%
Maximum annual increment in power purchase agreements			3.00%
Reduction in price per MWh, tranche one | $ / MWh			3
Reduction in price per MWh, tranche two | $ / MWh			5.03
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			37
Annual increment as % of CPI			20.00%
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			68
Annual increment as % of CPI			40.00%
Maximum annual increment in power purchase agreements			3.00%
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			68
Annual increment as % of CPI			40.00%
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Expected generation | GWh			506
Sudsidiary | TERP Brookfield Master Services Agreement
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly	$ 2,500
Percentage of quarterly market capitalization increase	0.3125%
Quarterly fixed fee component for the next four quarters	$ 3,000
Quarterly fixed fee component, thereafter	$ 3,750
Sudsidiary | TERP Brookfield Master Services Agreement | Top of range
Disclosure of transactions between related parties [line items]
Quarterly market capitalization increase (in USD per share) | $ / shares	$ 9.52